Columbia Funds Series Trust II

225 Franklin Street

Boston, MA 02110

April 30, 2015

VIA EDGAR

Ms. Deborah O’Neal-Johnson

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust II (the Registrant)
Columbia Global Equity Value Fund (the Fund)
(formerly known as Columbia Equity Value Fund)
Post-Effective Amendment No. 127
File No. 333-131683 /811-21852

Dear Ms. O’Neal-Johnson:

Enclosed for filing on behalf of the Registrant is Post-Effective Amendment No. 127 to the registration statement of the Registrant on Form N-1A (the Amendment) under Rule 485(a)(1) of the Securities Act of 1933. The purpose of the Amendment is to reflect changes to the principal investment strategies and principal risks for the above-referenced Fund.

No fees are required in connection with this filing.

If you have any questions, please contact either me at (212) 850-1703 or Heidi Brommer at (612) 671-2403.

Sincerely,

/s/ Joseph L. D’Alessandro

Joseph L. D’Alessandro

Assistant Secretary

Columbia Funds Series Trust II